BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 16,537	$ 15,677
Restricted cash	34	13
Prepaid clinical trial expenses and deferred clinical trial costs	1,728	1,294
Prepaid expenses and other current assets	721	807
Total current assets	19,020	17,791
Property and equipment, net	53	10
Total assets	19,073	17,801
Current liabilities:
Trade payables	136	720
Employees and related liabilities	423	92
Accrued expenses	198	149
Total current liabilities	757	961
Non-current liabilities:
Provision for unrecognized tax positions	234	220
Total non-current liabilities	234	220
Total liabilities	991	1,181
Commitments and contingencies
Shareholders' Equity:
Ordinary shares, NIS 0.03 par value; Authorized: 26,666,667 and 16,666,667 shares as of December 31, 2021 and 2020, respectively; Issued and outstanding: 10,482,056 and 8,758,037 shares as of December 31, 2021 and 2020, respectively;	94	78
Additional paid-in capital	41,715	33,023
Accumulated deficit	(23,727)	(16,481)
Total shareholders' equity	18,082	16,620
Total liabilities, shareholders’ equity	$ 19,073	$ 17,801